STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineItems [Line Items]
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, No Par Value	$ 0
Selling, General and Administrative Expense	$ 323	$ 60
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Chief Executive Officer [Member]
DisclosureLineItems [Line Items]
Proceeds from Related Party Debt	$ 1,500
Selling, General and Administrative Expense	$ 225